Schedule of maturities (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Debt Disclosure [Abstract]
Year One	$ 43,767	$ 56,951	$ 42,600	$ 55,613
Year Two	38,085	49,557	44,667	58,313
Year Three			15,361	20,053
Total	81,852	106,508	102,628	133,979
Current portion	(43,767)	(56,951)	(42,600)	(55,613)
Long-term portion	$ 38,085	$ 49,557	$ 60,028	$ 78,366